Income Taxes - Schedule of Reconciliation Statutory Tax Rate and Effective Income Tax Rate (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Statutory Tax Rate and Effective Income Tax Rate [Line Items]
Profit before tax	$ 347	$ 346
Income tax expense at statutory tax rate (25.8%)	(90)	(89)
Different tax rates in different jurisdictions	$ 27	27
Different tax rates in different jurisdictions, Explanatory notes	The company has income tax rates which are different to the Dutch statutory tax rate of 25.8%. The profits in Ukraine are subject to an 18% income tax rate which has a positive impact on the Group’s effective tax rate.
Non-deductible expenses	$ (1)	(3)
Non-deductible expenses, Explanatory notes	The non-deductible expenses are primarily driven by the intercompany recharges incurred by Kyivstar such as software licenses, employment costs and other less material adjustments arising on the differences between IFRS and local GAAP reporting.
Income tax expense	$ (64)	$ (65)
Effective tax rate	18.60%	18.90%